Mezzanine Equity (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Value of mezzanine equity		$ 109,182,457	$ 29,096,116
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Shares outstanding | shares	14,069,187	14,404,018	14,404,018
Redeemable period		10 years
Value of mezzanine equity	$ 286,167,000	$ 109,183,000
Percentage of noncumulative dividends rate	6.00%	6.00%
Issue price per share | $ / shares	$ 1.806775	$ 1.806775
Conversion ratio	1	1
Minimum price per share for conversion | $ / shares	$ 36.082	$ 5.4204
Minimum net cash proceeds for conversion	$ 50,000,000	$ 50,000,000
Minimum shares outstanding for conversion | shares		1,000,000
Minimum percentage of approval for conversion	50.00%	50.00%